Business and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended	16 Months Ended	21 Months Ended
	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Sep. 29, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net loss		$ (14,754,763)	$ (34,265)	$ (6,931)	$ (26,580,876)	$ (38,206)	$ (10,232,878)	$ (10,239,809)	$ (36,820,685)
Cash flows from operating activities		(8,774,379)		(6,931)	(11,558,621)	(39,935)	(1,825,018)	(1,831,949)	(13,390,570)
Merger agreement, shares Issued	18,666,733
Merger agreement, shares received in exchange	18,666,733
Merger agreement, shares exchange ratio										1
Share redeemed, aggregate consideration	40,000
Merger related Professional fees paid	40,000
Consideration paid for former Stockholders of IAC and their attorney							$ 80,000